INCOME TAXES - SECURITIZE, INC. AND SUBSIDIARIES - Deferred Tax Assets (Details) - Securitize, Inc. and Subsidiaries - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Net operating losses	$ 20,730,569	$ 25,307,036
Capitalized R&D expenses	3,420,867	2,882,250
Capital loss carryforward	2,656,192	188,164
Accruals and reserves	541,238	636,378
Fixed assets	22,502	13,210
Net unrealized losses	1,143,956	0
Other	224,743	178,387
Gross deferred tax asset	28,740,067	29,205,425
Valuation allowance	(28,650,505)	(28,927,292)
Net deferred tax asset	89,562	278,133
Deferred tax liabilities
Other	(99,179)	(142,650)
Net unrealized gains	0	(76,144)
Intangible assets	(254,017)	(200,928)
Deferred tax liabilities	(353,196)	(419,722)
Net deferred tax liabilities	$ (263,634)	$ (141,589)